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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for four of its series, Evergreen Adjustable Rate Fund, Evergreen Institutional Enhanced Income Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund, for the quarter ended September 30, 2007. These four series have a June 30 fiscal year end.

Date of reporting period: September 30, 2007

Item 1 – Schedule of Investments

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.1%
FIXED-RATE 0.1%
FNMA, Ser. 1998-M5, Class D, 6.35%, 06/25/2020 (cost $1,524,664)	$1,510,503	$1,528,259

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 22.0%
FIXED-RATE 2.1%
FHLMC:
Ser. 2106, Class ZD, 6.00%, 12/15/2028	8,747,469	9,019,664
Ser. 2403, Class KE, 6.50%, 01/15/2032	6,960,638	7,230,850
FNMA:
Ser. 1989-96, Class H, 9.00%, 12/25/2019	75,350	81,440
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	120,862	129,666
Ser. 1994-51, Class PJ, 6.50%, 09/25/2023	226,516	225,904
Ser. 1999-7, Class D, 6.00%, 03/18/2028	62,998	62,916
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	1,665,319	1,754,097
Ser. G93-1, Class K, 6.68%, 01/25/2023	2,605,110	2,707,325
Vendee Mtge. Trust, Ser. 1993-1, Class ZB, 7.25%, 02/15/2023 ##	27,641,879	29,811,767

		51,023,629

FLOATING-RATE 19.9%
FAMC, Ser. 2000-A, Class A, 6.21%, 12/15/2039	11,733,568	12,425,966
FHLMC:
Ser. 020, Class F, 5.79%, 10/25/2023	1,131,004	1,148,297
Ser. 021, Class F, 5.69%, 10/25/2023	993,453	1,005,295
Ser. 031, Class FA, 5.59%, 04/25/2024	299,070	299,623
Ser. 1380, Class FB, 3.87%, 10/15/2007	20,166	20,125
Ser. 1506, Class FD, 6.75%, 05/15/2008	20,429	20,489
Ser. 1513, Class AG, 3.73%, 05/15/2008	515,067	513,307
Ser. 1671, Class QA, 5.23%, 02/15/2024	590,190	586,572
Ser. 1686, Class FE, 5.38%, 02/15/2024	57,056	57,288
Ser. 1691, Class EA, 6.20%, 02/15/2024	850,046	852,671
Ser. 1698, Class FC, 3.68%, 03/15/2009	2,107,683	2,089,771
Ser. 1730, Class FA, 4.02%, 05/15/2024	1,346,501	1,318,412
Ser. 2314, Class FG, 6.15%, 06/15/2029	2,706,941	2,733,361
Ser. 2315, Class FW, 6.30%, 04/15/2027	788,793	801,303
Ser. 2322, Class FE, 6.20%, 08/15/2028	2,063,127	2,075,772
Ser. 2339, Class F, 6.25%, 06/15/2029	3,671,814	3,699,223
Ser. 2389, Class FI, 6.50%, 06/15/2031	2,155,491	2,207,007
Ser. 2391, Class EF, 6.25%, 06/15/2031	923,782	932,280
Ser. 2396, Class FM, 6.20%, 12/15/2031	523,264	529,186
Ser. 2418, Class FO, 6.65%, 02/15/2032	4,871,416	4,963,852
Ser. 2422, Class FC, 6.25%, 02/15/2032	3,231,694	3,252,491
Ser. 2425, Class FO, 6.65%, 03/15/2032	7,113,067	7,261,968
Ser. 2431, Class F, 6.25%, 03/15/2032	8,410,667	8,463,082
Ser. 2436, Class FA, 6.75%, 03/15/2032	1,144,006	1,174,541
Ser. 2454, Class SL, IO, 6.84%, 03/15/2032	2,274,747	205,388
Ser. 2460, Class FE, 6.75%, 06/15/2032	3,614,197	3,697,330
Ser. 2461, Class FI, 6.25%, 04/15/2028	1,163,189	1,170,627
Ser. 2464, Class FE, 6.75%, 03/15/2032	1,482,623	1,512,512
Ser. 2466, Class FV, 6.30%, 03/15/2032	1,630,234	1,642,369
Ser. 2470, Class FB, 6.20%, 04/15/2027	2,591,489	2,603,872
Ser. 2470, Class FX, 6.75%, 05/15/2031	2,774,674	2,840,864
Ser. 2475, Class FD, 6.30%, 06/15/2031	3,670,208	3,708,190
Ser. 2481, Class FC, 6.75%, 05/15/2031	2,128,592	2,179,265
Ser. 2526, Class FM, 6.15%, 05/15/2029 µ	6,759,488	6,786,502
Ser. 2527, Class SX, IO, 6.32%, 02/15/2032	4,619,805	251,495
Ser. 2534, Class EF, 6.10%, 05/15/2022	4,370,791	4,400,949
Ser. 2534, Class FJ, 6.10%, 04/15/2022	3,185,352	3,207,332
Ser. 2547, Class FM, 6.30%, 01/15/2033	7,050,032	7,127,488

1

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FHLMC:
Ser. 2631, Class FC, 6.15%, 06/15/2033	$5,117,223	$5,138,233
Ser. 3190, Class SN, IIFRN, 11.67%, 03/15/2032	1,241,129	1,524,602
Ser. T-66, Class 2A1, 7.84%, 01/25/2036 ##	33,917,508	35,710,198
Ser. T-67, Class 1A1C, 7.96%, 03/25/2036	134,613,956	144,998,171
Ser. T-67, Class 2A1C, 7.89%, 03/25/2036	57,107,272	61,143,237
FNMA:
Ser. 1992-039, Class FA, 4.24%, 03/25/2022	838,166	861,363
Ser. 1992-045, Class F, 4.24%, 04/25/2022	188,394	192,562
Ser. 1992-187, Class FA, 5.08%, 10/25/2007 ☐	1,682	1,682
Ser. 1993-062, Class FA, 5.48%, 04/25/2023	1,458,900	1,465,343
Ser. 1993-113, Class FA, 3.77%, 07/25/2023	792,544	781,389
Ser. 1993-165, Class FE, 6.31%, 09/25/2023	2,699,270	2,801,707
Ser. 1993-170, Class FC, 5.13%, 09/25/2008	22,904	22,812
Ser. 1993-197, Class FB, 5.13%, 10/25/2008	47,092	46,915
Ser. 1993-229, Class FB, 5.23%, 12/25/2008	142,755	142,254
Ser. 1993-247, Class FO, 5.33%, 12/25/2023	413,283	412,514
Ser. 1994-14, Class F, 5.88%, 10/25/2023	1,651,318	1,676,078
Ser. 1994-33, Class FA, 5.28%, 03/25/2009	398,057	396,846
Ser. 1994-33, Class FD, 5.28%, 03/25/2009	193,946	193,355
Ser. 1994-55, Class F, 3.67%, 12/25/2023	277,912	275,573
Ser. 1994-80, Class F, 5.13%, 02/25/2009	207,568	206,715
Ser. 1997-43, Class FM, 6.125%, 07/18/2027	1,233,567	1,241,534
Ser. 1998-T2, Class A5, 7.12%, 01/25/2032	4,801,079	4,861,717
Ser. 1999-51, Class FJ, 5.73%, 10/25/2029	2,188,381	2,224,599
Ser. 2000-45, Class FA, 6.16%, 12/08/2030	3,171,407	3,198,066
Ser. 2000-45, Class FB, 6.16%, 12/18/2030	1,902,844	1,918,840
Ser. 2001-32, Class FA, 5.68%, 07/25/2031	4,861,969	4,918,131
Ser. 2001-38, Class FB, 5.63%, 08/25/2031	649,574	661,559
Ser. 2001-46, Class F, 6.01%, 09/18/2031	3,453,660	3,484,535
Ser. 2001-59, Class F, 5.73%, 11/25/2031	4,591,294	4,672,789
Ser. 2001-62, Class FK, 5.63%, 07/25/2028	245,799	246,905
Ser. 2001-63, Class FD, 6.21%, 12/18/2031	1,306,432	1,322,408
Ser. 2001-71, Class FS, 5.73%, 11/25/2031	1,738,057	1,757,418
Ser. 2001-81, Class F, 5.68%, 01/25/2032	901,001	915,174
Ser. 2001-81, Class FC, 6.26%, 01/18/2032	1,168,423	1,191,792
Ser. 2001-81, Class FL, 6.26%, 01/18/2032	2,495,311	2,534,808
Ser. 2002-04, Class FD, 5.68%, 02/25/2032	3,677,808	3,738,382
Ser. 2002-05, Class FD, 6.03%, 02/25/2032	1,601,639	1,634,321
Ser. 2002-20, Class FK, 5.73%, 04/25/2032	4,478,145	4,546,706
Ser. 2002-34, Class FA, 6.11%, 05/18/2032	2,684,118	2,718,797
Ser. 2002-37, Class F, 5.93%, 11/25/2031	3,613,694	3,691,910
Ser. 2002-52, Class FG, 5.63%, 09/25/2032	12,540,927	12,713,741
Ser. 2002-53, Class FG, 6.23%, 07/25/2032	3,230,797	3,315,673
Ser. 2002-64, Class FJ, 6.13%, 04/25/2032	4,902,333	5,085,190
Ser. 2002-77, Class TF, 6.61%, 12/18/2032	6,595,308	6,764,271
Ser. 2002-82, Class FC, 6.13%, 09/25/2032	3,544,696	3,635,419
Ser. 2002-92, Class FB, 5.78%, 04/25/2030	2,015,401	2,054,863
Ser. 2002-95, Class FK, 5.63%, 01/25/2033	6,629,748	6,727,404
Ser. 2003-01, Class FI, 5.43%, 09/25/2023	1,473,996	1,482,192
Ser. 2003-102, Class FT, 5.53%, 10/25/2033	2,515,832	2,540,336
Ser. 2003-119, Class FE, 6.13%, 06/25/2027	12,919,323	13,093,487
Ser. 2003-W8, Class 3F2, 5.48%, 05/25/2042	1,301,939	1,313,591
Ser. G92-06, Class F, 4.18%, 08/25/2021	164,827	164,896
Ser. G92-20, Class FB, 4.24%, 04/25/2022	939,919	939,695
Ser. G93-19, Class FD, 3.77%, 04/25/2023	2,430,844	2,419,268

2

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
GNMA:
Ser. 2002-57, Class SL, IIFRN, 12.23%, 08/16/2032	$1,152,818	$1,556,731
Ser. 2002-66, Class DS, Pro-rata Principal STRIPS, IIFRN, 26.96%, 07/16/2031	318,603	646,096
Ser. 2003-1, Class SW, IO, 8.25%, 06/16/2031	31,872,014	439,129
Ser. 2004-41, Class SE, IO, 5.00%, 05/20/2030	9,553,199	421,690

		474,551,677

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $517,688,789)		525,575,306

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 72.6%
FIXED-RATE 5.4%
FHLMC:
5.50%, 10/01/2035	3,001,384	2,998,634
6.50%, 04/01/2018 ☐	815,142	848,497
6.50%, 05/01/2024 – 09/01/2032	9,161,792	9,424,902
7.00%, 11/01/2012 – 09/01/2035	7,478,598	7,765,963
7.50%, 01/01/2016 – 12/01/2033	7,795,759	8,177,662
8.50%, 05/01/2020 – 03/01/2023	574,743	617,333
9.75%, 03/01/2016	12,925	13,032
FHLMC 30 year:
5.50%, TBA #	26,500,000	25,941,009
6.00%, TBA #	25,000,000	25,011,725
FNMA:
6.50%, 08/01/2013 – 09/01/2032	13,016,785	13,384,077
7.00%, 12/01/2007 – 07/01/2033	4,177,042	4,352,359
7.50%, 01/01/2033 – 01/01/2036	13,390,430	14,299,086
8.00%, 12/01/2026 – 05/01/2033	1,039,279	1,100,330
8.50%, 04/01/2026 – 06/01/2030	316,633	340,200
8.81%, 02/01/2032	254,551	275,609
9.00%, 05/01/2021 – 07/01/2030	324,400	351,561
9.50%, 08/01/2021 – 12/01/2024	383,005	417,670
10.00%, 01/01/2021	195,260	220,868
10.50%, 11/01/2019	65,759	70,296
10.75%, 10/01/2012	5,152	5,288
11.00%, 01/01/2016 – 01/01/2018	35,765	39,500
12.50%, 07/15/2015	117,339	131,888
GNMA:
6.50%, 01/20/2019 – 08/20/2034	9,419,720	9,640,668
6.75%, 02/15/2029	161,850	167,282
7.00%, 07/20/2034	283,130	294,046
7.50%, 02/20/2023 – 11/20/2023	33,866	35,528
7.89%, 10/20/2022	1,343,993	1,441,271
8.375%, 10/15/2020	1,685,737	1,820,326
9.00%, 05/15/2016 – 01/20/2025	333,081	353,421

		129,540,031

FLOATING-RATE 67.2%
FHLB, 5.89%, 05/01/2037	8,470,576	8,543,000
FHLMC:
4.82%, 12/01/2032	14,116,627	14,387,807
4.92%, 01/01/2017	9,041	9,196
4.98%, 10/01/2034	20,509,078	20,195,084
5.01%, 11/01/2034	34,503,929	34,012,938
5.06%, 10/01/2035	3,583,284	3,578,375
5.07%, 11/01/2033	3,220,320	3,262,401
5.25%, 01/01/2017	23,676	24,196
5.28%, 12/01/2033	14,467,666	14,612,053
5.29%, 06/01/2017	29,501	30,057

3

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
5.30%, 03/01/2033	$23,207,552	$23,280,887
5.35%, 09/01/2026	1,803,401	1,819,068
5.375%, 05/01/2019	15,517	15,529
5.44%, 10/01/2018 – 06/01/2019	991,546	1,004,886
5.45%, 05/01/2017	2,669	2,687
5.47%, 01/01/2026 – 07/01/2030	448,392	449,661
5.50%, 12/01/2017 – 09/01/2018	209,034	209,125
5.52%, 12/01/2033	7,444,179	7,695,569
5.53%, 06/01/2016 – 02/01/2037	8,902,043	8,957,641
5.54%, 09/01/2016 – 03/01/2019	398,787	398,829
5.55%, 06/01/2022 – 06/01/2030	7,520,207	7,613,422
5.59%, 09/01/2016 – 02/01/2018	467,102	477,147
5.60%, 06/01/2033	3,618,141	3,605,886
5.61%, 01/01/2020 – 10/01/2033	3,070,256	3,103,918
5.64%, 01/01/2018 – 01/01/2020	88,654	88,682
5.67%, 03/01/2018	84,878	86,348
5.68%, 08/01/2018	9,621	9,715
5.70%, 10/01/2032	2,361,944	2,408,714
5.71%, 01/01/2022	133,656	133,934
5.75%, 09/01/2015	9,904	10,026
5.77%, 03/01/2018 – 08/01/2029	1,072,093	1,080,660
5.79%, 08/01/2018	12,993	13,089
5.85%, 02/01/2027	253,404	261,427
5.89%, 10/01/2018	200,818	202,088
5.91%, 12/01/2017 – 08/01/2031	1,063,768	1,080,850
5.95%, 07/01/2017	287,782	289,506
5.99%, 07/01/2019	46,453	46,837
6.03%, 07/01/2026 – 11/01/2036	11,945,274	12,120,473
6.08%, 06/01/2029	1,435,706	1,447,524
6.11%, 02/01/2018	5,541	5,665
6.12%, 09/01/2030	535,851	555,313
6.14%, 06/01/2020 – 08/01/2030	1,044,143	1,082,264
6.15%, 05/01/2027	205,624	212,642
6.18%, 09/01/2030 – 12/01/2032	18,461,223	18,970,417
6.19%, 08/01/2018	50,417	50,744
6.21%, 08/01/2018	8,210	8,265
6.22%, 12/01/2018 – 10/01/2032	15,154,050	15,578,526
6.25%, 07/01/2018 – 11/01/2020	143,988	146,351
6.26%, 12/01/2018 – 08/01/2025	224,682	230,381
6.29%, 12/01/2018	93,911	94,587
6.31%, 03/01/2031	7,212,496	7,433,343
6.32%, 02/01/2029 – 06/01/2031	8,174,293	8,424,842
6.33%, 09/01/2031	1,663,978	1,706,144
6.35%, 10/01/2032	2,815,172	2,901,876
6.36%, 05/01/2020 – 05/01/2031	807,413	835,057
6.37%, 04/01/2032	335,677	351,427
6.375%, 06/01/2018	44,207	44,541
6.45%, 04/01/2025	3,534,866	3,630,682
6.48%, 03/01/2025	297,200	299,134
6.49%, 01/01/2019 – 04/01/2019	60,541	61,083
6.50%, 08/01/2019	39,623	39,947
6.52%, 05/01/2032	1,130,728	1,186,010
6.56%, 01/01/2024	4,677	4,824
6.61%, 01/01/2030 – 10/01/2037	1,613,905	1,676,845
6.62%, 07/01/2030	90,805	91,687

4

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
6.64%, 12/01/2017	$181,700	$183,806
6.67%, 06/01/2021	491,164	495,509
6.68%, 07/01/2031	806,475	833,548
6.70%, 05/01/2031	5,792,120	6,028,323
6.71%, 07/01/2028	660,623	680,220
6.72%, 05/01/2026	275,125	285,957
6.74%, 02/01/2027 – 08/01/2029	4,088,447	4,198,002
6.75%, 04/01/2017	23,693	23,998
6.76%, 08/01/2027	103,007	107,732
6.77%, 05/01/2027	665,447	691,825
6.78%, 07/01/2018 – 04/01/2024	874,125	900,744
6.79%, 10/01/2033	1,961,975	1,996,721
6.80%, 11/01/2024 – 05/01/2031	671,160	692,575
6.875%, 07/01/2023 – 07/01/2024	40,097	40,473
6.88%, 02/01/2026	1,171,636	1,207,265
6.89%, 11/01/2024	7,194,204	7,442,332
6.90%, 02/01/2021	108,934	118,315
6.91%, 01/01/2027 – 05/01/2031	1,504,043	1,544,570
6.94%, 05/01/2028	1,362,894	1,404,545
6.97%, 11/01/2029	875,331	911,054
7.03%, 07/01/2028	1,473,621	1,485,941
7.04%, 04/01/2029	683,533	703,239
7.05%, 01/01/2031 – 07/01/2031	2,664,384	2,801,296
7.06%, 01/01/2023 – 06/01/2032	1,039,900	1,055,723
7.07%, 07/01/2031	3,081,124	3,161,603
7.10%, 08/01/2032	1,627,492	1,688,051
7.11%, 03/01/2020 – 06/01/2022	73,606	75,396
7.12%, 04/01/2018	67,047	68,328
7.125%, 11/01/2022 – 10/01/2023	124,229	127,237
7.13%, 05/01/2032 – 08/01/2033	2,784,503	2,818,852
7.14%, 12/01/2026 – 03/01/2033	2,262,799	2,304,142
7.15%, 08/01/2032	2,185,910	2,217,919
7.16%, 08/01/2027 – 10/01/2030	4,584,993	4,715,440
7.17%, 05/01/2019 – 01/01/2029	90,206	91,390
7.18%, 05/01/2033	3,403,796	3,458,969
7.19%, 10/01/2023 – 05/01/2025	723,352	740,859
7.20%, 02/01/2031 – 07/01/2032	2,694,230	2,751,442
7.21%, 02/01/2032 – 06/01/2032	584,797	593,906
7.22%, 02/01/2033	2,936,814	2,966,594
7.23%, 11/01/2029 – 01/01/2030	575,938	583,349
7.25%, 02/01/2032	1,323,579	1,333,635
7.26%, 07/01/2019 – 07/01/2027	1,934,645	1,985,372
7.27%, 05/01/2025 – 12/01/2029	1,311,035	1,330,495
7.28%, 10/01/2029 – 12/01/2032	4,929,935	5,076,699
7.29%, 06/01/2024 – 05/01/2033	2,882,703	2,918,716
7.30%, 12/01/2031	107,157	111,742
7.31%, 05/01/2024 – 09/01/2032	15,411,060	15,964,016
7.32%, 11/01/2027 – 03/01/2032	2,606,502	2,650,581
7.33%, 10/01/2032 – 10/01/2033	10,139,687	10,521,624
7.34%, 03/01/2030	43,523,108	45,289,711
7.35%, 07/01/2025 – 10/01/2025	129,049	134,431
7.37%, 06/01/2025	178,818	186,332
7.38%, 10/01/2024 – 10/01/2030	11,225,608	11,651,413
7.39%, 01/01/2028 – 11/01/2032	2,827,908	2,897,431
7.40%, 06/01/2026 – 11/01/2029	4,982,872	5,147,077

5

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
7.41%, 01/01/2027	$79,552	$82,608
7.42%, 11/01/2023 – 09/01/2031	804,622	828,612
7.43%, 11/01/2018 – 11/01/2031	545,229	567,074
7.44%, 11/01/2026 – 12/01/2031	3,823,281	3,961,039
7.45%, 07/01/2029	249,110	254,990
7.46%, 06/01/2030	616,728	642,928
7.47%, 10/01/2025	604,137	629,444
7.48%, 02/01/2030 – 04/01/2030	431,704	449,741
7.50%, 12/01/2027 – 12/01/2030	7,410,340	7,710,820
7.51%, 04/01/2020 – 11/01/2031	1,786,846	1,855,961
7.52%, 06/01/2030 – 01/01/2031	3,972,965	4,141,331
7.53%, 05/01/2023 – 08/01/2030	21,948,310	22,841,919
7.54%, 02/01/2023 – 03/01/2030	2,416,856	2,517,594
7.56%, 08/01/2029	386,165	405,261
7.63%, 05/01/2028	988,663	1,006,192
7.76%, 02/01/2024	59,710	62,960
FNMA:
3.73%, 01/01/2017	4,829	4,888
4.54%, 04/01/2033	3,629,568	3,641,887
4.58%, 09/01/2018 – 06/01/2033	2,369,280	2,404,828
4.63%, 04/01/2033	3,029,570	3,050,898
4.64%, 01/01/2033	1,811,517	1,869,485
4.65%, 04/01/2035	8,571,513	8,831,487
4.85%, 10/01/2017	87,540	88,031
4.86%, 02/01/2033	916,337	945,697
4.875%, 01/01/2023	73,133	74,198
4.89%, 01/01/2033	4,425,205	4,478,279
4.99%, 03/01/2014	2,407	2,390
5.00%, 01/01/2018	3,457,059	3,516,936
5.01%, 11/01/2032	1,540,714	1,592,497
5.04%, 05/01/2033	12,296,569	12,506,390
5.07%, 12/01/2032	3,995,016	4,029,501
5.11%, 03/01/2017	31,238	31,797
5.13%, 11/01/2033	3,069,166	3,115,909
5.20%, 11/01/2023 – 04/01/2033	1,403,955	1,437,877
5.25%, 10/01/2016	35,147	35,143
5.27%, 12/01/2016	13,060	13,139
5.28%, 01/01/2023	57,548	59,553
5.29%, 01/01/2018 – 05/01/2018	8,621	8,792
5.31%, 10/01/2017	554	579
5.32%, 11/01/2032	956,714	959,852
5.36%, 11/01/2014	24,458	24,498
5.50%, 07/01/2015 – 03/01/2030	2,907,960	2,978,010
5.52%, 01/01/2019 – 01/01/2035	5,801,756	5,860,784
5.53%, 02/01/2017 – 04/01/2042	53,391,293	53,761,856
5.54%, 10/01/2016 – 11/01/2020	12,014,816	12,100,200
5.54%, 09/01/2017 ☐	7,826	8,041
5.55%, 01/01/2018 – 11/01/2024	4,591,448	4,692,494
5.56%, 04/01/2018 – 01/01/2038	37,435,597	38,033,343
5.57%, 10/01/2018	626,648	641,111
5.58%, 03/01/2035	48,143,172	48,913,945
5.60%, 12/01/2017 – 01/01/2029	414,141	418,095
5.61%, 02/01/2035	8,063,574	8,202,348
5.62%, 04/01/2018 – 01/01/2019	2,203,085	2,222,798
5.625%, 01/01/2017 – 03/01/2023	562,876	568,630

6

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.63%, 07/01/2020 – 02/01/2035	$17,788,256	$18,047,739
5.64%, 09/01/2031	596,690	607,884
5.65%, 06/01/2018	17,395	17,763
5.66%, 04/01/2034	4,233,005	4,298,913
5.67%, 04/01/2018 – 10/01/2032	4,537,327	4,694,341
5.69%, 07/01/2035	9,275,040	9,662,551
5.71%, 06/01/2018	6,078	6,179
5.73%, 02/01/2018 – 02/24/2035	6,445,580	6,641,858
5.75%, 09/01/2016 – 07/01/2017	92,299	93,163
5.78%, 06/01/2019	2,315	2,330
5.79%, 02/01/2035	6,879,850	7,026,322
5.80%, 11/01/2017 – 11/01/2027	470,283	473,562
5.84%, 12/01/2031	1,577,750	1,624,427
5.85%, 11/01/2018	179,221	183,160
5.86%, 05/01/2032	1,258,149	1,266,088
5.87%, 05/01/2018 – 09/01/2018	170,058	173,037
5.875%, 05/01/2017 – 01/01/2019	551,728	561,090
5.88%, 06/01/2017 – 04/01/2020	149,195	151,555
5.89%, 04/01/2033 – 01/01/2036	5,478,603	5,612,988
5.92%, 07/01/2019	9,839	10,079
5.93%, 03/01/2033	2,417,053	2,473,902
5.94%, 04/01/2030	131,991	135,261
5.97%, 10/01/2017	35,181	35,419
5.99%, 05/01/2028	853,152	861,653
6.00%, 06/01/2018	88,617	89,084
6.03%, 05/01/2028 – 07/01/2028	576,532	582,268
6.04%, 03/01/2034	20,700,260	21,221,078
6.08%, 05/01/2019	8,187	8,257
6.10%, 09/01/2032 – 08/01/2035 µ	29,777,624	30,836,737
6.11%, 09/01/2019 – 01/01/2036	735,694	755,811
6.12%, 01/01/2019	11,637	11,908
6.13%, 03/01/2014 – 06/01/2028	192,735	195,073
6.17%, 06/01/2034	1,337,969	1,371,565
6.18%, 10/01/2024 – 05/01/2041	1,796,390	1,802,672
6.19%, 04/01/2040	1,168,721	1,208,152
6.21%, 12/01/2031	622,758	633,107
6.22%, 07/01/2028 – 09/01/2034 µ	62,780,139	64,466,313
6.24%, 02/01/2029	182,710	191,281
6.25%, 01/01/2021 – 05/01/2034	4,469,594	4,624,800
6.26%, 07/01/2021 – 12/01/2036	1,781,744	1,827,560
6.27%, 09/01/2031	1,221,230	1,241,002
6.28%, 02/01/2017 – 02/01/2037	1,694,672	1,726,368
6.29%, 06/01/2033 – 09/01/2033	983,209	1,009,728
6.30%, 09/01/2021 – 09/01/2023	833,205	852,329
6.32%, 02/01/2034	900,165	929,907
6.33%, 06/01/2019 – 03/01/2033	1,074,528	1,100,525
6.34%, 01/01/2031	2,388,247	2,424,930
6.35%, 06/01/2021	264,011	264,183
6.37%, 12/01/2020 – 06/01/2028	375,570	391,537
6.375%, 07/01/2017	3,904	3,971
6.38%, 11/01/2022 – 01/01/2041	50,886,885	51,393,653
6.40%, 06/01/2019 – 10/01/2024	101,677	104,958
6.42%, 12/01/2039	857,479	886,231
6.44%, 03/01/2015 – 11/01/2027	254,559	258,977
6.45%, 09/01/2032 – 10/01/2032	833,537	852,090

7

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.46%, 04/01/2031	$58,553	$60,189
6.47%, 09/01/2034	17,474,975	18,245,621
6.50%, 01/01/2033	226,810	233,456
6.51%, 12/01/2029	141,970	146,910
6.52%, 09/01/2031 – 08/01/2032	1,385,843	1,405,253
6.53%, 08/01/2031 – 04/01/2034	13,221,536	13,604,385
6.54%, 07/01/2021	2,042,413	2,116,062
6.57%, 06/01/2024 – 02/01/2035	4,170,878	4,241,837
6.58%, 08/01/2034	2,873,451	2,977,470
6.59%, 01/01/2020 – 10/01/2029	1,260,188	1,301,115
6.60%, 06/01/2030	709,710	725,809
6.61%, 09/01/2017 – 07/01/2032	698,609	720,552
6.625%, 11/01/2021	19,136	19,631
6.63%, 07/01/2017 – 11/01/2019	191,961	197,280
6.64%, 09/01/2033	324,560	325,861
6.65%, 09/01/2019 – 01/01/2032	1,501,354	1,522,419
6.66%, 08/01/2032 – 04/01/2034	13,392,962	13,574,436
6.69%, 09/01/2032 – 04/01/2034	3,500,263	3,575,921
6.70%, 06/01/2022 – 02/01/2035	14,882,521	15,169,219
6.71%, 08/01/2026	266,945	270,238
6.72%, 11/01/2017 – 09/01/2032	23,053,162	23,812,963
6.73%, 06/01/2022 – 01/01/2032	5,265,330	5,404,290
6.74%, 07/01/2018 – 09/01/2032	4,540,081	4,582,017
6.75%, 05/01/2022 – 08/01/2033	2,914,762	2,986,031
6.76%, 08/01/2031	806,238	813,072
6.77%, 04/01/2028	913,276	945,323
6.78%, 04/01/2019	5,677	5,699
6.80%, 07/01/2020 – 04/01/2034	3,168,992	3,239,038
6.81%, 08/01/2031	167,056	174,782
6.82%, 06/01/2023 – 08/01/2031	138,307	142,023
6.83%, 10/01/2018	1,385	1,430
6.85%, 06/01/2025 – 08/01/2033	17,618,311	18,164,907
6.86%, 06/01/2019	52,192	54,250
6.87%, 12/01/2032 – 09/01/2033	25,781,430	26,784,420
6.875%, 01/01/2022	21,537	21,840
6.88%, 08/01/2026 – 06/01/2032	4,141,420	4,278,596
6.89%, 07/01/2028	700,056	710,729
6.92%, 12/01/2022 – 01/01/2036	130,947,247	134,115,621
6.93%, 07/01/2026 – 10/01/2035	53,341,917	55,005,415
6.94%, 05/01/2025 – 06/01/2032	322,887	332,766
6.95%, 04/01/2018 – 06/01/2031	1,999,080	2,046,406
6.97%, 09/01/2017 – 10/01/2017	2,084,022	2,121,866
6.99%, 05/01/2032	845,750	858,306
7.00%, 07/01/2018 – 02/01/2027	3,670,036	3,772,506
7.02%, 04/01/2030 – 08/01/2032	1,241,189	1,272,200
7.03%, 11/01/2017 – 02/01/2029	8,207,989	8,723,252
7.04%, 10/01/2018 – 03/01/2032	1,064,840	1,090,971
7.05%, 08/01/2025 – 09/26/2035	2,830,418	2,933,573
7.06%, 10/01/2032	3,000,914	3,086,921
7.08%, 10/01/2009 – 11/01/2039	795,721	816,686
7.09%, 12/01/2023	59,345	59,589
7.10%, 03/01/2023 – 07/01/2030	178,843	185,616
7.11%, 05/01/2022 – 12/01/2033	5,677,988	5,878,321
7.12%, 10/01/2024 – 02/01/2033	6,498,529	6,671,638
7.125%, 01/01/2027 – 01/01/2028	203,862	206,076

8

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
7.13%, 09/26/2035	$8,271,844	$8,597,341
7.14%, 05/01/2017	6,111	6,072
7.15%, 08/01/2027 – 04/01/2034	14,728,718	15,230,765
7.16%, 02/01/2033	1,100,964	1,115,622
7.17%, 03/01/2031 – 10/01/2035	8,993,983	9,287,993
7.18%, 09/01/2024 – 02/01/2035	37,184,357	38,514,192
7.19%, 10/01/2025	326,590	329,306
7.20%, 06/01/2032 – 08/01/2032	1,707,423	1,735,061
7.22%, 10/01/2029 – 09/01/2032	1,338,093	1,345,869
7.23%, 07/01/2025 – 08/01/2032	11,874,083	12,313,054
7.24%, 12/01/2025 – 09/01/2030	803,411	809,101
7.25%, 12/01/2020 – 09/01/2028	327,332	331,332
7.26%, 05/01/2018 – 07/01/2025	701,414	722,290
7.27%, 10/01/2024 – 06/01/2032	2,189,572	2,259,300
7.28%, 04/01/2024 – 06/01/2027	523,013	524,730
7.29%, 02/01/2019 – 02/01/2035	4,873,714	5,064,052
7.30%, 09/01/2026 – 06/01/2032	1,218,786	1,249,440
7.31%, 03/01/2033	481,763	504,324
7.32%, 04/01/2024 – 06/01/2032	162,549	163,842
7.33%, 05/01/2028	1,769,047	1,786,732
7.34%, 12/01/2021 – 10/01/2031	4,361,480	4,500,824
7.35%, 05/01/2025 – 09/01/2030	537,324	540,704
7.36%, 11/01/2024 – 03/01/2032	2,239,189	2,314,300
7.37%, 04/01/2028	975,472	1,015,525
7.375%, 06/01/2025	14,129	14,235
7.38%, 09/01/2033	396,598	413,874
7.40%, 06/01/2024 – 01/01/2028	195,647	199,315
7.41%, 06/01/2027	347,694	351,514
7.42%, 05/01/2027 – 06/01/2033	966,102	977,419
7.44%, 09/01/2033	256,161	268,062
7.45%, 06/01/2040 – 08/01/2040	6,612,952	6,980,022
7.46%, 02/01/2030	532,410	536,082
7.48%, 10/01/2029	1,066,772	1,074,914
7.49%, 01/01/2032	757,891	787,858
7.50%, 07/01/2010	888,461	936,766
7.52%, 11/01/2024 – 07/01/2039	7,349,655	7,676,028
7.60%, 02/01/2028 – 07/01/2033	290,441	302,543
7.62%, 10/01/2025	35,233	36,988
7.625%, 03/01/2024	7,567	7,678
7.66%, 07/01/2020	748,136	776,732
7.68%, 01/01/2025 – 04/01/2034	11,323,869	11,588,147
7.70%, 04/01/2040	6,989,703	7,231,013
7.71%, 09/01/2032	3,729,429	4,008,390
7.72%, 10/01/2025 – 04/01/2026	94,454	96,773
7.75%, 02/01/2024 – 03/01/2030	531,110	536,535
7.76%, 01/01/2033	405,145	412,824
7.83%, 11/01/2032	108,562	111,101
7.86%, 04/01/2033	2,151,331	2,303,581
7.89%, 01/01/2031	106,447	108,190
7.92%, 08/01/2030	317,687	324,181
7.94%, 11/01/2031	150,392	154,864
7.95%, 03/01/2015 – 06/01/2024	46,150	48,356
7.96%, 04/01/2024	1,161,662	1,237,007
7.97%, 01/01/2033	1,600,644	1,643,493
8.06%, 09/01/2033	583,595	595,157

9

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
8.16%, 09/01/2033	$224,666	$227,770
8.18%, 12/01/2032	1,304,015	1,343,436
8.30%, 06/01/2033	141,128	143,688
8.375%, 12/01/2024	4,284	4,437
8.38%, 02/01/2033	66,829	67,384
8.39%, 12/01/2050	674,953	706,615
8.45%, 11/01/2031	55,688	57,084
8.46%, 05/01/2033	413,296	422,073
8.66%, 06/01/2032	304,801	296,489
8.73%, 09/01/2033	110,802	113,079
8.80%, 11/01/2031	309,020	315,021
8.81%, 04/01/2033	129,284	131,330
8.85%, 08/01/2033	54,944	60,357
8.89%, 10/01/2032	50,380	49,904
8.91%, 04/01/2032	313,667	346,790
8.92%, 02/01/2033	117,066	117,359
8.93%, 12/01/2031	200,500	206,294
9.09%, 05/01/2033	61,227	62,224
9.10%, 10/01/2024 – 04/01/2032	266,663	275,553
9.20%, 03/01/2032 – 04/01/2032	404,250	422,394
GNMA:
5.25%, 08/20/2017	30,452	30,658
5.75%, 07/20/2016 – 09/20/2027	8,494,297	8,634,766
6.00%, 01/20/2030 – 12/20/2032	593,289	603,388
6.125%, 09/20/2017 – 12/20/2032	42,883,957	43,638,262
6.25%, 07/20/2022	19,194	19,535
6.375%, 08/20/2015 – 01/20/2028	24,431,491	24,963,363
6.50%, 10/20/2015 – 04/20/2033	5,387,930	5,487,447
6.875%, 01/20/2022	10,555	10,784

		1,603,091,976

Total Agency Mortgage-Backed Pass Through Securities (cost $1,735,937,199)		1,732,632,007

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 10.7%
FHLMC:
Ser. T-41, Class 3A, 7.50%, 07/25/2032	11,034,415	11,849,638
Ser. T-54, Class 3A, 7.00%, 02/25/2043	38,846,865	41,038,993
Ser. T-54, Class 4A, 6.40%, 02/25/2043	5,069,522	5,116,597
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 10/01/2031	13,110,671	13,791,246
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	954,424	1,013,426
Ser. 2001-T12, Class A4, 6.46%, 08/25/2041	15,810,452	16,217,729
Ser. 2001-W03, Class A, 7.00%, 09/25/2041	1,681,634	1,744,477
Ser. 2002-66, Class A3, 6.39%, 04/25/2042	24,018,826	24,670,217
Ser. 2002-D12, Class A5, 6.34%, 10/25/2041	3,616,766	3,661,795
Ser. 2002-W04, Class A6, 6.52%, 02/25/2027	7,131,572	7,344,949
Ser. 2003-07, Class A2, 6.25%, 05/25/2042 ☐	3,338,141	3,385,075
Ser. 2003-63, Class A8, 6.30%, 01/25/2043	4,503,905	4,614,386
Ser. 2003-W02, Class 2A8, 5.67%, 07/25/2042	34,329,165	34,773,041
Ser. 2003-W03, Class 1A2, 7.00%, 08/25/2042	10,438,807	10,968,785
Ser. 2003-W04, Class 5A, 6.69%, 10/25/2042	3,772,425	3,868,810
Ser. 2003-W08, Class 4A, 6.42%, 11/25/2042	1,660,987	1,719,526
Ser. 2003-W10, Class 2A, 6.45%, 06/25/2043 ☐	7,147,950	7,411,709
Ser. 2003-W18, Class 2A, 6.41%, 06/25/2033	37,277,098	38,379,755
Ser. 2004-T03, Class 2A, 6.41%, 08/25/2043	5,715,062	5,896,344
Ser. 2004-W12, Class 2A, 6.27%, 06/25/2044	18,487,801	18,668,057

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $258,358,808)		256,134,555

10

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – GOVERNMENT 0.3%
Instituto Nacional de Habitação U.S. Aid Agcy., FRN, 4.62%, 12/01/2016 (cost $5,937,500)	$5,937,500	$5,959,766

	Shares	Value

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund, Class I, 5.25% q ø (cost $511,548)	511,548	511,548

Total Investments (cost $2,519,958,508) 105.7%		2,522,341,441
Other Assets and Liabilities (5.7%)		(136,335,085)

Net Assets 100.0%		$2,386,006,356

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	When-issued or delayed delivery security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FAMC	Federal Agricultural Mortgage Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating-Rate Note
IO	Interest Only
STRIPS	Separately Traded Registered Interest and Principal Securities
TBA	To Be Announced

As of September 30, 2007, reverse repurchase agreements outstanding were as follows:

Repurchase Amount	Counterparty	Interest Rate	Maturity Date
$99,319,794	UBS Warburg	5.22%	10/1/2007

On September 30, 2007, the aggregate cost of securities for federal income tax purposes was $2,524,631,168. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,672,295 and $13,962,022, respectively, with a net unrealized depreciation of $2,289,727.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

11

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

12

EVERGREEN INSTITUTIONAL ENHANCED INCOME FUND SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 15.7%
Altius Funding, Ltd., Ser. 2006-3A, Class A1A, FRN, 5.84%, 12/02/2041 144A	$12,316,017	$12,294,095
Capital One Auto Fin. Trust, Ser. 2007-A, Class A2, 5.33%, 05/15/2010	9,248,705	9,245,930
Carlyle Loan Investment, Ltd., Ser. 2006-6A, Class 1, FRN, 5.69%, 11/15/2007 144A +	10,000,000	10,000,000
Chase Funding Mtge. Loan, Ser. 2003-2, Class 2A2, FRN, 5.79%, 02/25/2033	754,660	755,200
CPS Auto Trust:
Ser. 2006-A, Class 1A2, 5.22%, 01/15/2010 144A	1,153,255	1,153,406
Ser. 2006-D, Class A2, 5.32%, 08/15/2010 144A	10,195,946	10,199,138
First Horizon Asset Backed Trust:
Ser. 2006-HE1, Class A, FRN, 5.67%, 10/25/2034	14,780,746	14,519,078
Ser. 2006-HE2, Class A, FRN, 5.64%, 10/25/2026	12,222,418	12,001,286
GS Auto Loan Trust, Ser. 2006-1, Class A2, 5.47%, 02/15/2009	3,555,503	3,557,195
Pinnacle Capital Asset Trust, Ser. 2006-A, Class A3, 5.29%, 05/25/2009 144A	25,000,000	24,987,500
Providian Gateway Master Trust, Ser. 2004-EA, Class A, FRN, 5.88%, 11/15/2011 144A	1,800,000	1,799,719
Renaissance Home Equity Loan Trust, Ser. 2006-2, Class AF1, 6.00%, 08/25/2036	2,453,740	2,445,577
Susquehanna Auto Lease Trust, Ser. 2006-1, Class A2, 5.20%, 05/14/2008 144A	3,078,883	3,078,513

Total Asset-Backed Securities (cost $106,568,033)		106,036,637

CERTIFICATES OF DEPOSIT 4.4%
Barclays Bank plc, 5.35%, 05/09/2008	15,000,000	15,011,400
Deutsche Bank AG, 5.35%, 04/14/2008	10,000,000	10,003,839
Royal Bank of Scotland plc, 5.66%, 12/10/2007	5,000,000	5,004,700

Total Certificates of Deposit (cost $30,000,000)		30,019,939

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.4%
FLOATING-RATE 5.4%
BCC Funding Corp., Ser. 2007-1A, Class A, 5.69%, 06/20/2013 144A	8,017,383	8,021,311
Citicorp Residential Mtge. Securities, Ser. 2006-3, Class A1A, 5.82%, 12/31/2036	11,581,829	11,523,483
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-WF2, Class AF1, 5.65%, 08/25/2035	769,538	769,397
Credit Suisse Mtge. Capital Comml. Trust, Ser. 2006-TFLA, Class A1, 5.87%, 04/15/2021 144A	3,358,173	3,349,767
GMAC Mtge. Corp. Loan Trust, Ser. 2006-HE3, Class A1, 5.61%, 10/25/2036	6,795,375	6,725,807
JPMorgan Chase Comml. Mtge. Securities Corp., Ser. 2006-FL1A, Class A1A, 5.84%, 02/15/2020 144A	1,040,831	1,040,849
Residential Asset Mtge. Products, Inc., Ser. 2006-RP1, Class A1, 5.64%, 10/25/2045 144A	5,157,966	5,153,427

Total Commercial Mortgage-Backed Securities (cost $36,720,979)		36,584,041

COMMERCIAL PAPER 44.4%
Broadhollow Funding, LLC, 5.87%, 12/07/2007 +	25,000,000	25,002,575
Charta, LLC, 6.20%, 10/09/2007	15,000,000	14,979,333
Chesham Finance, LLC, 5.12%, 01/04/2008	15,000,000	14,784,750
Commerzbank U.S. Finance, 5.70%, 10/04/2007	15,000,000	14,992,875
Concord Minuteman Capital Co., LLC, 5.25%, 10/10/2007	15,000,000	14,980,313
Crown Point Capital Co., 6.00%, 10/17/2007	10,000,000	9,973,333
Danske Corp., 5.05%, 10/24/2007	8,000,000	7,974,215
Dexia Delaware, LLC, 4.89%, 10/11/2007	15,000,000	14,979,625
Dresdner U.S. Finance, Inc., 5.76%, 10/05/2007	15,000,000	14,990,400
Ebury Finance, LLC, 5.20%, 10/10/2007	15,000,000	14,972,850
Falcon Asset Co., LLC, 6.25%, 10/11/2007	8,000,000	7,986,111
Fortis Banque Luxemborg SA, 5.66%, 10/15/2007	8,000,000	7,982,391
Gemini Securitization Corp., 5.35%, 10/01/2007	14,000,000	14,000,000
HBOS Treasury Services plc, 5.25%, 03/12/2008	15,000,000	14,653,198
Landesbank Baden, 5.63%, 10/03/2007	15,000,000	14,995,308
Lexington Parker Capital Corp., LLC, 6.35%, 10/02/2007	12,000,000	11,997,883
Natexis Banques, 5.18%, 10/01/2007	12,000,000	12,000,000
Nationwide Building Society:
5.54%, 12/14/2007	5,000,000	4,945,650
5.67%, 12/13/2007	10,000,000	9,892,819
Perry Global Funding, Ltd., 5.70%, 10/18/2007	1,000,000	997,308
Rabobank USA Finance Corp., 5.42%, 10/09/2007	15,000,000	14,981,933
Ticonderoga Funding, LLC, 5.18%, 10/10/2007	10,000,000	9,987,050

1

EVERGREEN INSTITUTIONAL ENHANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (Unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
UBS Financial Services, Inc., 5.42%, 01/14/2008	$5,000,000	$4,923,710
Windmill Funding Corp., 6.35%, 10/04/2007	15,000,000	14,992,063
Yorktown Capital, LLC, 6.23%, 10/29/2007	8,000,000	7,961,236

Total Commercial Paper (cost $299,909,014)		299,926,929

CORPORATE BONDS 21.9%
FINANCIALS 21.9%
Capital Markets 9.3%
Bear Stearns Cos., FRN, 4.83%, 01/09/2008	25,000,000	24,987,625
Credit Suisse First Boston Corp., 5.36%, 01/16/2008	15,000,000	15,007,605
Goldman Sachs Group, Inc., FRN:
5.43%, 12/19/2014	20,000,000	19,993,660
5.46%, 01/30/2008	3,000,000	2,999,406

		62,988,296

Consumer Finance 5.9%
American Express Centurion Bank, FRN, 5.86%, 10/14/2008	10,000,000	9,997,720
Bank of Ireland, 5.77%, 10/09/2007	15,000,000	14,980,767
Depfa Bank plc, 5.67%, 10/01/2007	15,000,000	15,000,000

		39,978,487

Diversified Financial Services 3.7%
MBIA Global Funding, LLC, FRN, 4.87%, 09/25/2008 144A	25,000,000	24,972,625

Insurance 3.0%
Chubb Corp., 4.93%, 11/16/2007	20,000,000	20,001,620

Total Corporate Bonds (cost $147,976,209)		147,941,028

FUNDING AGREEMENTS 7.3%
Jackson National Life Funding Agreement, 5.42%, 10/01/2007 +	18,000,000	18,000,000
Metropolitan Life Global Funding Agreement, 5.77%, 09/15/2008 +	16,000,000	16,000,000
New York Life Funding Agreement, FRN, 5.77%, 10/11/2007 +	15,000,000	15,000,000

Total Funding Agreements (cost $49,000,000)		49,000,000

YANKEE OBLIGATIONS – CORPORATE 0.7%
FINANCIALS 0.7%
Insurance 0.7%
Jackson National Life Insurance Co., 7.30%, 11/21/2007 (cost $5,012,545)	5,000,000	5,009,840

TIME DEPOSIT 0.3%
Deutsche Bank AG, 5.20%, 10/01/2007 (cost $1,723,348)	1,723,348	1,723,348

Total Investments (cost $676,910,128) 100.1%		676,241,762
Other Assets and Liabilities (0.1%)		(491,007)

Net Assets 100.0%		$675,750,755

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.
Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Summary of Abbreviations

FRN	Floating Rate Note

On September 30, 2007, the aggregate cost of securities for federal income tax purposes was $676,910,128. The gross unrealized appreciation and depreciation on securities based on tax cost was $86,606 and $754,972, respectively, with a net unrealized depreciation of $668,366.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

2

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.5%
FIXED-RATE 1.6%
GNMA, Ser. 2005-12, Class A, 4.04%, 05/16/2021	$4,045,642	$3,980,781

FLOATING-RATE 0.9%
FHLMC, Ser. T-67, Class 1A1C, 7.96%, 03/25/2036	1,942,419	2,092,259

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $6,073,118)		6,073,040

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 23.7%
FIXED-RATE 14.0%
FHLMC 30 year:
5.50%, TBA #	5,000,000	4,894,530
6.00%, TBA #	17,000,000	17,007,973
6.50%, TBA #	12,000,000	12,204,372
FNMA, 6.50%, 08/01/2010	14,746	14,923
GNMA:
6.50%, 12/15/2008-10/15/2010	28,421	28,676
9.00%, 03/15/2009-04/15/2021	106,132	114,296
14.00%, 02/15/2012-06/15/2012	227,991	262,707

		34,527,477

FLOATING-RATE 9.7%
FNMA:
4.82%, 11/01/2032	1,309,700	1,325,702
5.87%, 01/01/2037	7,337,796	7,449,551
7.08%, 01/01/2036 ##	5,921,651	6,019,176
7.43%, 04/01/2036	8,460,536	9,036,360

		23,830,789

Total Agency Mortgage-Backed Pass Through Securities (cost $57,861,437)		58,358,266

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 0.5%
FNMA, Ser. 2002-D12, Class A5, 6.34%, 10/25/2041 (cost $1,243,663)	1,234,214	1,249,580

ASSET-BACKED SECURITIES 2.9%
C-Bass, Ltd., Ser. 11A, Class C, FRN, 7.04%, 09/15/2039 144A	2,500,000	2,500,000
Credit-Based Asset Servicing and Securitization, LLC, Ser. 2003-CB3, Class AF1, 2.88%, 12/25/2032	506,793	429,306
Empire Funding Home Loan Owner Trust, Ser. 1998-2, Class M2, 7.93%, 06/25/2024	306,213	304,636
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 6.86%, 05/24/2035 144A	2,577,227	2,488,648
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%, 04/15/2027	210,764	210,520
Residential Asset Mtge. Products, Inc., Ser. 2001-RS1, Class AI4, 7.51%, 03/25/2031	1,212,972	1,210,509

Total Asset-Backed Securities (cost $7,254,051)		7,143,619

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.7%
FIXED-RATE 3.9%
Lehman Brothers Small Balance Comml., Ser. 2007, Class 2A1, 5.91%, 06/25/2037 144A	9,910,462	9,623,213

FLOATING-RATE 2.8%
Commercial Mtge. Pass-Through Cert.:
Ser. 2007 FL14, Class AOA2, 5.98%, 06/15/2022 144A	2,000,000	1,947,040
Ser. 2007-FL14, Class MKL2, 6.13%, 06/15/2022 144A	5,000,000	4,976,550

		6,923,590

Total Commercial Mortgage-Backed Securities (cost $16,820,724)		16,546,803

CORPORATE BONDS 4.0%
FINANCIALS 2.7%
Commercial Banks 0.7%
First Republic Bank, 7.75%, 09/15/2012	1,515,000	1,628,322

Diversified Financial Services 2.0%
Emigrant Capital Trust I, FRN, 7.23%, 12/10/2033 144A	5,000,000	5,070,500

1

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 1.3%
SBC Communications, Inc., 7.25%, 11/01/2027	$3,150,000	$3,252,819

Total Corporate Bonds (cost $10,034,493)		9,951,641

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 23.8%
FIXED-RATE 9.4%
Bank of America Comml. Mtge., Inc.:
Ser. 2006-2, Class A1, 5.61%, 05/10/2045	2,530,005	2,556,950
Ser. 2007-3, Class A, 6.00%, 06/10/2049	10,000,000	9,703,200
Harborview NIM Corp.:
Ser. 2006-09A, Class N1, 6.41%, 11/19/2036 144A	1,785,583	1,781,547
Ser. 2006-14, Class N1, 6.41%, 03/19/2037 144A	2,618,241	2,605,255
Ser. 2006-14, Class N2, 8.35%, 12/19/2036 144A	2,500,000	2,459,850
Ser. 2006-SB1, Class N1, 6.41%, 12/19/2036 144A	4,106,949	4,064,812

		23,171,614

FLOATING-RATE 14.4%
Countrywide Home Loans, Inc., Ser. 2004-29, Class 3A1, 6.17%, 02/25/2035	20,162,064	20,281,424
First Horizon Alternative Mtge. Securities, Ser. 2005-AA10, Class 2A1, 5.76%, 12/25/2035	2,421,952	2,425,488
GSR Mtge. Loan Trust, Ser. 2005-AR1, Class 2A1, 4.92%, 01/25/2035	5,705,667	5,632,520
Harborview Mtge. Loan Trust, Ser. 2005-7, Class 1A2, 6.28%, 06/19/2045	4,751,319	4,829,619
Structured Asset Securities Corp.:
Ser. 2004-2AC, Class B2, 4.99%, 02/25/2034	277,111	275,648
Ser. 2006-RF3, Class 2A, 6.10%, 10/25/2036 144A	2,095,003	2,095,066

		35,539,765

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $58,802,341)		58,711,379

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 11.6%
FLOATING-RATE 11.6%
Banc America Funding Corp., Ser. 2006-D, Class 2A1, 5.78%, 05/20/2036	3,588,519	3,623,363
Banc America Mtge. Securities, Inc., Ser. 2002-E, Class A1, 7.45%, 05/20/2032	33,463	33,538
Credit Suisse First Boston Mtge., Ser. 2004, Class 4A1, 5.52%, 06/25/2034	12,765,250	12,693,127
First Horizon Mtge. Trust, Ser. 2007-5, Class A1, 6.25%, 11/25/2037	10,000,000	9,946,875
IndyMac INDX Mtge. Loan Trust:
Ser. 2005-AR3, Class 4A1, 5.46%, 04/25/2035	1,808,751	1,802,185
Ser. 2006-AR6, Class N1, 6.65%, 06/25/2046 144A	566,686	567,417

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $28,629,444)		28,666,505

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 5.0%
FIXED-RATE 2.3%
Countrywide Alternative Loan Trust, Ser. 2004-30CB, Class 1A3, 5.50%, 02/25/2035	4,945,702	4,838,410
MASTR Resecuritization Trust, Ser. 2005-2, 4.75%, 03/28/2034	900,148	885,664

		5,724,074

FLOATING-RATE 2.7%
Countrywide Home Loans, Inc., Ser. 2004-HYB8, Class 1M2, 7.19%, 01/20/2035	2,084,882	2,072,164
Harborview Mtge. Loan Trust, Ser. 2004-7, Class B4, 6.33%, 11/19/2034	3,245,718	3,166,295
Merrill Lynch Mtge. Investment, Inc., Ser. 2003-G, Class B1, 6.98%, 01/25/2029 144A	1,247,549	1,264,653

		6,503,112

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $12,362,680)		12,227,186

YANKEE OBLIGATIONS – CORPORATE 19.9%
FINANCIALS 19.9%
Diversified Financial Services 19.9%
Preferred Term Securities XII, Ltd., FRN, 7.31%, 12/24/2033 144A	1,400,000	1,418,522
Preferred Term Securities XIII, Ltd., FRN, 7.26%, 03/24/2034 144A	5,000,000	5,055,200
Preferred Term Securities XIV, Ltd., FRN, 7.26%, 06/24/2034 144A	8,820,000	8,921,430
Preferred Term Securities XXIII, Ltd., FRN, 7.29%, 12/22/2036 144A	12,829,567	12,730,908

2

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
FINANCIALS continued
Diversified Financial Services continued
Regional Diversified Funding, FRN, 6.68%, 01/25/2036 144A	$5,000,000	$4,886,900
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.91%, 01/25/2035 144A	16,000,000	16,039,520

Total Yankee Obligations – Corporate (cost $49,155,360)		49,052,480

	Shares	Value

PREFERRED STOCKS 1.5%
FINANCIALS 1.5%
Thrifts & Mortgage Finance 1.5%
Fannie Mae, Ser. O, Var. Rate Pfd. (cost $3,902,500)	70,000	3,666,250

SHORT-TERM INVESTMENTS 11.7%
MUTUAL FUND SHARES 11.7%
Evergreen Institutional Money Market Fund, Class I, 5.25% q ø ## (cost $28,731,208)	28,731,208	28,731,208

Total Investments (cost $280,871,019) 113.8%		280,377,957
Other Assets and Liabilities (13.8%)		(33,920,626)

Net Assets 100.0%		$246,457,331

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin
TBA	To Be Announced

At September 30, 2007, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at September 30, 2007	Unrealized Gain

December 2007	200 2-Year U.S Treasury Note Futures	$41,275,800	$41,409,375	$133,575

At September 30, 2007, the Fund had open short futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at September 30, 2007	Unrealized Loss

December 2007	60 5-Year U.S Treasury Note Futures	$6,405,229	$6,421,875	$16,646

3

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

At September 30, 2007 the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Index	Notional Amount	Fixed Payments Made	Frequency of Payments Made	Unrealized Gain (Loss)

03/15/2049	Morgan Stanley	Dow Jones CDX, North America Investment Grade Index	$5,000,000	1.65%	Quarterly	$498,247
12/13/2049	Morgan Stanley	Dow Jones CDX, North America Investment Grade Index	5,000,000	2.625%	Quarterly	(450,203)

On September 30, 2007, the aggregate cost of securities for federal income tax purposes was $280,871,019. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,482,035 and $1,975,097 respectively, with a net unrealized depreciation of $493,062.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. Any premiums or discounts received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized against interest income. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

4

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.3%
FIXED-RATE 9.3%
FHLMC:
6.98%, 10/01/2020 ##	$15,343,380	$16,184,657
7.30%, 12/01/2012	1,969,308	2,097,806
FNMA:
4.44%, 04/01/2013 ##	3,891,117	3,773,597
4.83%, 02/01/2013	11,036,117	10,889,306
6.03%, 01/01/2009	2,362,070	2,372,473
6.14%, 02/01/2008	3,963,702	3,950,804
6.20%, 05/01/2011	133,202	137,316
6.23%, 12/01/2008	59,653	59,467
6.26%, 03/01/2011	2,575,225	2,652,061
6.37%, 01/01/2008	2,072,337	2,065,582
6.50%, 07/01/2011	2,413,796	2,506,681
6.91%, 07/01/2009	9,063,744	9,252,759
7.01%, 12/01/2010	4,120,230	4,309,163
7.02%, 07/01/2009	22,510	22,945
7.09%, 07/01/2009	3,701,600	3,787,246
7.24%, 12/01/2010	3,593,656	3,757,742

		67,819,605

FLOATING-RATE 0.0%
FNMA, 6.11%, 02/01/2012	128,640	132,647

Total Agency Commercial Mortgage-Backed Securities (cost $71,245,442)		67,952,252

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.2%
FIXED-RATE 3.2%
FHLMC:
Ser. 2693, Class PD, 4.50%, 04/15/2017	8,258,000	8,071,497
Ser. 2709, Class PE, 5.00%, 12/15/2022	8,951,500	8,422,706
Ser. 2780, Class LD, 5.00%, 03/15/2029	6,703,000	6,634,293
Ser. 2929, Class PD, 5.00%, 09/15/2030	70,000	68,781
Ser. 2941, Class XC, 5.00%, 12/15/2030	120,000	117,966
Ser. 3072, Class NK, 5.00%, 05/15/2031	194,477	193,143
FNMA, Ser. 2003-129, Class PW, 4.50%, 07/25/2033	85,000	83,540

		23,591,926

FLOATING-RATE 0.0%
FHLMC, Ser. 1935, Class FL, 6.45%, 02/15/2027	24,965	25,218

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $23,961,660)		23,617,144

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 10.2%
FIXED-RATE 5.1%
FHLMC:
5.00%, 04/01/2021	2,401,274	2,354,796
6.50%, 09/01/2019	4,093,321	4,205,885
FNMA:
4.10%, 07/01/2013	127,688	121,522
4.64%, 03/01/2013	93,189	91,096
5.00%, 10/01/2020	73,928	72,496
5.38%, 01/01/2012	3,878,670	3,900,522
5.51%, 02/01/2036	9,994,013	10,015,073
5.71%, 09/01/2012	7,285,390	7,407,322
5.77%, 06/01/2013	172,599	177,567
5.89%, 11/01/2011	103,033	105,489
6.13%, 10/01/2008	61,070	61,225
6.30%, 02/01/2011	2,940,789	3,026,726
6.35%, 02/01/2008	67,844	67,624
6.50%, 07/01/2017 – 08/01/2017	2,129,851	2,183,303

1

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
7.00%, 10/01/2007 – 08/01/2032	$1,253,303	$1,304,380
7.50%, 04/01/2030 – 03/01/2032	283,693	296,799
FNMA 30 year, 5.00%, TBA #	1,120,000	1,068,375
GNMA, 8.05%, 06/15/2019 – 10/15/2020	895,054	953,276

		37,413,476

FLOATING-RATE 5.1%
FHLMC 30 year, 5.00%, TBA #	20,325,000	19,388,139
FNMA:
5.43%, 04/01/2036	10,709,512	10,687,468
5.53%, 06/01/2017	9,956	10,006
5.86%, 07/01/2036	103,980	104,596
5.93%, 11/01/2036	7,379,926	7,404,806

		37,595,015

Total Agency Mortgage-Backed Pass Through Securities (cost $75,222,768)		75,008,491

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%
FNMA, Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033 (cost $4,283,609)	4,112,159	4,094,898

ASSET-BACKED SECURITIES 5.2%
American Home Mtge. Backed Investment Trust, Ser. 2005-2, Class 5A4C, 5.41%, 09/25/2035	25,000	23,325
Credit Suisse Mtge. Capital Cert., Ser. 2007-03, Class 1A3A, 5.75%, 04/25/2037	5,640,000	5,476,384
CSAB Mtge. Backed Trust, Ser. 2006-02, Class A3A, 5.80%, 09/25/2036	5,255,000	5,318,323
Deutsche Alt-A Securities, Inc., Mtge. Loan Trust, Ser. 2005-03, Class 4A5, 5.25%, 06/25/2035	35,000	34,801
Deutsche Securities, Inc., Ser. 2006-AB2, Class A3, 6.27%, 06/25/2036	60,000	59,595
JPMorgan Alternative Loan Trust, Ser. 2006-S2, Class A6, 6.05%, 05/25/2036	5,625,000	5,469,694
Lehman XS Trust:
Ser. 2005-01, Class 3A3A, 5.11%, 07/25/2035	65,000	56,990
Ser. 2005-06, Class 3A2B, 5.42%, 11/25/2035	95,000	92,188
Ser. 2005-06, Class 3A3A, 5.76%, 11/25/2035	105,000	99,601
Morgan Stanley Mtge. Loan Trust, Ser. 2006-12XS, Class A3, 5.80%, 10/25/2036	60,000	60,324
Nomura Asset Acceptance Corp.:
Ser. 2006-AF1, Class 1A3, 6.41%, 05/25/2036	6,741,000	6,604,562
Ser. 2006-AP1, Class A2, 5.52%, 01/25/2036	120,000	117,917
Structured Asset Securities Corp., Ser. 2004-9XS, Class 1A4A, 5.56%, 05/25/2034	6,556,588	6,537,040
Vanderbilt Mtge. & Fin., Inc., Ser. 1997-B, Class 1A6, 7.60%, 06/07/2025	8,000,000	8,190,135

Total Asset-Backed Securities (cost $39,046,427)		38,140,879

COMMERCIAL MORTGAGE-BACKED SECURITIES 18.2%
FIXED-RATE 13.9%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-04, Class A6, 4.88%, 07/10/2042	8,950,000	8,668,037
Ser. 2004-06, Class A5, 4.81%, 12/10/2042	5,095,000	4,906,991
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	2,773,084	2,734,994
Ser. 2006-C8, Class A4, 5.31%, 12/10/2046	105,000	103,299
GE Capital Comml. Mtge. Corp., Ser. 2003-C1, Class A1, 3.09%, 01/10/2038	2,031,419	2,017,068
GMAC Comml. Mtge. Securities, Inc., Ser. 2003-C3, Class A4, 5.02%, 04/10/2040	12,725,000	12,515,491
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG9, Class A4, 5.44%, 03/10/2039	8,810,000	8,722,956
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2003-PM1, Class A4, 5.33%, 08/12/2040	8,370,000	8,377,701
Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	10,295,000	9,725,923
Ser. 2004-CB9, Class A1, 3.48%, 06/12/2041	3,055,641	3,001,322
Ser. 2004-PNC1, Class A1, 2.80%, 06/12/2041	71,732	70,585
Ser. 2007-CB19, Class AM, 5.94%, 02/12/2049	7,220,000	7,213,903
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C3, Class A4, 4.17%, 05/15/2032	180,000	170,407
Ser. 2003-C7, Class A1, 3.33%, 09/15/2027	249,653	246,945

2

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	$4,440,000	$4,411,253
Merrill Lynch/Countrywide Comml. Mtge. Trust, Ser. 2006-4, Class A3, 5.17%, 12/12/2049	10,630,000	10,354,136
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	5,043,156	5,053,510
Ser. 2004-HQ4, Class A7, 4.97%, 04/14/2040	90,000	87,514
Ser. 2007-IQ14, Class A4, 5.69%, 04/15/2049	10,540,000	10,483,716
Wachovia Bank Comml. Mtge. Trust:
Ser. 2003-C04, Class A1, 3.00%, 04/15/2035	87,803	87,030
Ser. 2004-C12, Class A1, 3.40%, 07/15/2041	3,184,648	3,132,824

		102,085,605

FLOATING-RATE 4.3%
Banc of America Comml. Mtge., Inc., Ser. 2004-3, Class A5, 5.49%, 06/10/2039	105,000	105,604
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2002, Class E, 7.30%, 10/15/2036 144A	5,000,000	5,183,953
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.99%, 08/10/2045	8,150,000	8,304,945
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-CB9, Class A4, 5.55%, 06/12/2041	10,000,000	10,055,525
Morgan Stanley Capital I, Inc.:
Ser. 2004-IQ7, Class A4, 5.54%, 06/15/2038	175,000	175,342
Ser. 2007-IQ15, Class A4, 6.08%, 06/11/2049	85,000	87,247
Morgan Stanley Dean Witter, Ser. 2001, Class E, 7.49%, 07/15/2033 144A	7,000,000	7,375,385
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C12, Class A4, 5.41%, 07/15/2041	70,000	69,622

		31,357,623

Total Commercial Mortgage-Backed Securities (cost $135,450,830)		133,443,228

CORPORATE BONDS 32.8%
CONSUMER DISCRETIONARY 5.8%
Automobiles 0.2%
DaimlerChrysler AG, 7.30%, 01/15/2012	1,250,000	1,334,436

Media 2.9%
Comcast Corp., 6.75%, 01/30/2011 ρ	8,225,000	8,537,262
Time Warner, Inc., 6.875%, 05/01/2012 ρ	12,355,000	12,976,555

		21,513,817

Multi-line Retail 1.3%
Federated Department Stores Co., 7.45%, 09/15/2011	6,680,000	6,972,157
Federated Retail Holdings, Inc., 5.90%, 12/01/2016	2,200,000	2,108,986

		9,081,143

Specialty Retail 1.4%
Home Depot, Inc., 5.40%, 03/01/2016 ρ	5,620,000	5,274,100
Lowe’s Companies, Inc., 5.40%, 10/15/2016 ρ	5,280,000	5,080,791

		10,354,891

CONSUMER STAPLES 1.6%
Beverages 0.1%
Molson Coors Brewing Co., 6.375%, 05/15/2012	576,000	604,263

Food Products 1.5%
General Mills, Inc., 6.00%, 02/15/2012	6,360,000	6,507,438
Kraft Foods, Inc., 6.50%, 08/11/2017	4,500,000	4,656,721

		11,164,159

ENERGY 0. 5%
Oil, Gas & Consumable Fuels 0.5%
Kinder Morgan Management, LLC, 5.85%, 09/15/2012 ρ	4,000,000	4,038,000

3

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 15.3%
Capital Markets 5.9%
Bank of New York Co., 7.30%, 12/01/2009	$5,000,000	$5,239,610
Eaton Vance Corp., 6.50%, 10/02/2017	2,850,000	2,865,162
Goldman Sachs Group, Inc., 5.30%, 02/14/2012 ρ	5,085,000	5,058,944
Legg Mason, Inc., 6.75%, 07/02/2008	10,015,000	10,085,776
Lehman Brothers Holdings, Inc., 6.00%, 07/19/2012 ρ	6,500,000	6,607,575
Merrill Lynch & Co., Inc., 6.05%, 08/15/2012	5,500,000	5,645,156
Morgan Stanley, 5.625%, 01/09/2012	7,750,000	7,818,673
Northern Trust Corp., 7.10%, 08/01/2009	50,000	51,906

		43,372,802

Commercial Banks 3.2%
Firstar Bank, 7.125%, 12/01/2009	95,000	98,876
National City Corp.:
4.50%, 03/15/2010	5,250,000	5,182,244
6.20%, 12/15/2011	2,675,000	2,745,336
PNC Financial Services Group, Inc., 5.50%, 09/28/2012	4,000,000	4,009,460
SunTrust Banks, Inc., 6.375%, 04/01/2011 ρ	10,760,000	11,170,096

		23,206,012

Consumer Finance 1.5%
HSBC Finance Corp.:
4.625%, 09/15/2010	5,000,000	4,921,345
5.70%, 06/01/2011 ρ	6,000,000	6,054,558

		10,975,903

Diversified Financial Services 1.4%
Bank of America Corp., 5.30%, 03/15/2017	5,500,000	5,344,812
Citigroup, Inc., 5.50%, 08/27/2012 ρ	5,000,000	5,060,940

		10,405,752

Insurance 1.8%
Genworth Financial, Inc., 4.75%, 06/15/2009 ρ	6,020,000	5,981,610
MetLife, Inc., 5.00%, 06/15/2015	7,000,000	6,684,048
Nationwide Financial Services, Inc., 5.90%, 07/01/2012	75,000	76,018

		12,741,676

Real Estate Investment Trusts 0.6%
Archstone-Smith Trust, 5.25%, 05/01/2015	75,000	72,166
Duke Realty Corp., 3.50%, 11/01/2007	95,000	94,906
ERP Operating, LP, 5.75%, 06/15/2017	4,300,000	4,116,394

		4,283,466

Thrifts & Mortgage Finance 0.9%
Washington Mutual, Inc., 5.00%, 03/22/2012	7,060,000	6,828,150

HEALTH CARE 2.7%
Biotechnology 1.1%
Amgen, Inc., 5.85%, 06/01/2017 144A ρ	8,000,000	7,938,200

Health Care Providers & Services 0.5%
WellPoint, Inc., 5.875%, 06/15/2017	4,000,000	3,979,116

Pharmaceuticals 1.1%
Abbott Laboratories, 5.875%, 05/15/2016	4,000,000	4,042,776
AstraZeneca plc, 5.40%, 09/15/2012	4,000,000	4,035,788

		8,078,564

INDUSTRIALS 1.0%
Road & Rail 1.0%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	7,125,000	7,312,096

4

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 0.7%
Chemicals 0.7%
E.I. DuPont de Nemours & Co., 5.25%, 12/15/2016	$5,140,000	$4,956,122

TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 1.6%
SBC Communications, Inc., 5.875%, 02/01/2012	2,850,000	2,917,699
Verizon Communications, Inc., 5.875%, 01/17/2012 ρ	8,555,000	8,710,538

		11,628,237

Wireless Telecommunication Services 2.4%
AT&T Wireless, 8.125%, 05/01/2012 ρ	5,825,000	6,465,313
Sprint Nextel Corp., 6.00%, 12/01/2016	11,415,000	10,983,342

		17,448,655

UTILITIES 1.2%
Electric Utilities 1.2%
Carolina Power & Light Co., 6.50%, 07/15/2012	8,730,000	9,165,889

Total Corporate Bonds (cost $241,654,420)		240,411,349

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes:
4.625%, 11/15/2009 ##	1,000,000	1,013,282
4.75%, 08/15/2017	215,000	217,957

Total U.S. Treasury Obligations (cost $1,208,772)		1,231,239

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 5.7%
FIXED-RATE 2.6%
Harborview NIM Corp.:
Ser. 2006-12, Class N1, 6.41%, 12/19/2036 144A	2,353,622	2,347,927
Ser. 2006-14, Class N1, 6.41%, 12/19/2036 144A	1,501,322	1,495,722
Sharps, LLC NIM Trust, Ser. 2006-OA1N, Class N1, 7.00%, 02/25/2047 144A	1,757,351	1,754,222
Washington Mutual, Inc., Ser. 2005-AR12, Class 1A4, 4.83%, 10/25/2035	13,755,000	13,517,726

		19,115,597

FLOATING-RATE 3.1%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.78%, 05/25/2035	7,800,000	7,721,517
Countrywide Alternative Loan Trust, Inc., Ser. 2007-0A2, Class 1A1, 5.85%, 03/25/2047	7,974,518	7,830,259
Deutsche Securities, Inc., Ser. 2007-OA2, Class A1, 5.75%, 04/25/2047	2,947,569	2,896,046
Washington Mutual, Inc., Ser. 2006-0A3, Class 4AB, 5.78%, 04/25/2047	3,966,560	3,874,496

		22,322,318

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $41,475,296)		41,437,915

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 11.8%
FIXED-RATE 2.2%
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-8, Class 1A2A, 5.11%, 10/25/2035	80,282	79,922
Countrywide Home Loans, Ser. 2007-HYB2, Class 3A1, 5.46%, 02/25/2047	7,772,028	7,734,723
IndyMac INDX Mtge. Loan Trust, Ser. 2007-AR7, Class 2A1, 5.82%, 06/25/2037	8,092,421	8,211,825

		16,026,470

FLOATING-RATE 9.6%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2007-5, Class 1A1, 5.83%, 08/25/2047	9,092,231	9,109,779
Countrywide Home Loans, Ser. 2005-HYB6, Class 4A1B, 5.37%, 10/20/2035	7,156,994	7,143,150
DLJ Mtge. Acceptance Corp., Ser. 1991-3, Class A1, 6.33%, 02/20/2021	202,550	202,015
Fund America Investors Corp., Ser. 1993-A, Class A5, 6.92%, 06/25/2023	685,565	683,344
HSI Asset Loan Obligation Trust:
Ser. 2007-AR1, Class 11A1, 6.15%, 01/25/2037	5,271,991	5,356,872
Ser. 2007-AR2, Class 2A1, 6.01%, 09/25/2037	9,646,360	9,656,006
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.84%, 06/25/2036	8,698,838	8,783,774
Perpetual Savings Bank, Ser. 1990-1, Class 1, 7.00%, 04/01/2020	882,631	881,396
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2007-3, Class 3A1, 5.73%, 04/25/2037	6,940,453	6,912,206

5

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
Washington Mutual, Inc. Mtge. Pass-Through Cert.:
Ser. 2007-HY7, Class 3A2, 5.92%, 07/25/2037	$7,933,871	$7,929,428
Ser. 2007-OA5, Class 1A1B, 5.73%, 06/25/2047	7,660,995	7,531,217
Washington Mutual, Inc., Ser. 2006-AR02, Class A1A, 5.92%, 04/25/2046	6,369,169	6,288,917

		70,478,104

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $85,807,222)		86,504,574

YANKEE OBLIGATIONS – CORPORATE 1.1%
TELECOMMUNICATION SERVICES 1.1%
Wireless Telecommunication Services 1.1%
Vodafone Group plc, 7.75%, 02/15/2010 ρ (cost $8,232,076)	7,845,000	8,287,395

	Shares	Value

MUTUAL FUND SHARES 2.1%
MFS Charter Income Trust ρ	202,400	1,700,160
MFS Intermediate Income Trust ρ	538,800	3,302,844
MFS Multimarket Income Trust	323,942	1,901,540
Putnam Master Intermediate Income Trust	298,857	1,915,673
Putnam Premier Income Trust	566,080	3,594,608
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	259,918	3,038,441

Total Mutual Fund Shares (cost $15,057,220)		15,453,266

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 5.1%
CORPORATE BONDS 1.3%
Commercial Banks 0.6%
First Tennessee Bank, FRN, 5.76%, 08/15/2008	$4,300,001	4,300,001

Insurance 0.7%
Metropolitan Life Global Funding, FRN, 5.13%, 08/12/2008	5,000,000	5,000,000

		9,300,001

REPURCHASE AGREEMENTS ^ 3.8%
Banc of America Securities, LLC , 5.10%, dated 09/28/2007, maturing 10/01/2007, maturity value $3,215,948	3,214,582	3,214,582
Lehman Brothers, Inc., 5.24%, dated 09/28/2007, maturing 10/01/2007, maturity value $25,010,917	25,000,000	25,000,000

		28,214,582

Total Investments of Cash Collateral from Securities Loaned (cost $37,514,583)		37,514,583

	Shares	Value

SHORT-TERM INVESTMENTS 0.2%
MUTUAL FUND SHARES 0.2%
Evergreen Institutional Money Market Fund, Class I, 5.25% q ø (cost $1,781,869)	1,781,869	1,781,869

Total Investments (cost $781,942,194) 105.7%		774,879,082
Other Assets and Liabilities (5.7%)		(42,038,750)

Net Assets 100.0%		$732,840,332

6

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ρ	All or a portion of this security is on loan.
Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 86 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
NIM	Net Interest Margin
TBA	To Be Announced

At September 30, 2007, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain (Loss)

03/20/2012	Morgan Stanley	XL Capital, 5.25%, 03/20/2012	$2,000,000	0.23%	Quarterly	$14,049
06/20/2012	Lehman Brothers	Autozone, Inc., 5.875%, 10/15/2012	2,000,000	0.31%	Quarterly	(921)
06/20/2012	CitiBank	Borg Warner, 6.50%, 02/15/2009	2,000,000	0.26%	Quarterly	(4,039)
06/20/2012	Goldman Sachs	Avon Products, 7.15%, 11/15/2009	2,000,000	0.15%	Quarterly	1,455
09/20/2012	Goldman Sachs	PPG Industries, 7.05%, 09/20/2012	1,500,000	0.22%	Quarterly	(180)
09/20/2012	UBS	Dupont, 4.875%, 04/30/2014	3,000,000	0.22%	Quarterly	(4,874)
12/20/2012	Morgan Stanley	United Health, 4.875%, 04/01/2013	1,500,000	0.26%	Quarterly	1,381

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

09/20/2008	Citigroup	Lehman Brothers, 6.625%, 01/18/2012	$1,500,000	1.00%	Quarterly	$5,231
09/20/2008	JPMorgan	Merrill Lynch, 5.50%, 01/15/2015	1,500,000	0.80%	Quarterly	5,106
09/20/2008	JPMorgan	Lehman Brothers, 6.625%, 01/18/2012	1,500,000	1.25%	Quarterly	8,861
12/20/2008	Lehman Brothers	Lehman Brothers, 6.625%, 01/18/2012	1,500,000	0.85%	Quarterly	3,054
09/20/2010	Goldman Sachs	Duke Realty, Ltd., 5.40%, 08/15/2014	1,500,000	0.75%	Quarterly	6,710
12/20/2011	Morgan Stanley	CDX North America Grade Index	2,000,000	0.40%	Quarterly	(19,959)
01/01/2012	Citigroup	Goldman Sachs, 6.60%, 01/01/2012	1,500,000	0.70%	Quarterly	7,805
06/20/2012	Lehman Brothers	JC Penney, 8.0%, 03/01/2010	4,000,000	0.45%	Quarterly	(29,267)
06/20/2012	Morgan Stanley	PG&E Corp., 4.80%, 03/01/2014	5,000,000	0.24%	Quarterly	(26,553)
06/20/2012	Morgan Stanley	PG&E Corp., 4.80%, 03/01/2014	5,000,000	0.24%	Quarterly	(26,553)
06/20/2012	Morgan Stanley	CDX North America Grade Index	3,000,000	0.45%	Quarterly	(15,015)
09/20/2012	Morgan Stanley	Duke Realty, Ltd., 5.40%, 08/15/2014	1,500,000	0.90%	Quarterly	(1,193)
12/20/2012	Morgan Stanley	Wellpoint, 6.80%, 08/01/2012	1,500,000	0.41%	Quarterly	17

7

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

At September 30, 2007, the Fund had the following open total return swap agreements:

Expiration	Notional Amount	Swap Description	Counterparty	Unrealized Gain

10/01/2007	$5,000,000	Agreement dated 03/22/2007 to receive	Goldman Sachs	$34,319
		32.5 basis points and to receive the positive spread
		return or pay the negative spread return on the
		Lehman Brothers CMBS AAA 8.5+yr Index which
		are multiplied by the notional amount.
11/01/2007	8,000,000	Agreement dated 05/11/2007 to receive 31 basis	Lehman Brothers	54,821
		points and to receive the positive spread return or
		pay the negative spread return on the
		Lehman Brothers CMBS AAA 8.5+yr Index which
		are multiplied by the notional amount.
11/01/2007	19,000,000	Agreement dated 04/23/2007 to receive 35 basis	Lehman Brothers	130,769
		points and to receive the positive spread return or
		pay the negative spread return on the
		Lehman Brothers CMBS AAA 8.5+yr Index which
		are multiplied by the notional amount.
01/01/2008	8,000,000	Agreement dated 06/25/2007 to receive 28.5 basis	Lehman Brothers	55,061
		points and to receive the positive spread return or
		pay the negative spread return on the
		Lehman Brothers CMBS AAA 8.5+yr Index which
		are multiplied by the notional amount.
01/01/2008	8,000,000	Agreement dated 06/29/2007 to receive 20 basis	Lehman Brothers	54,161
		points and to receive the positive spread return or
		pay the negative spread return on the
		Lehman Brothers CMBS AAA 8.5+yr Index which
		are multiplied by the notional amount.
01/31/2008	6,000,000	Agreement dated 07/30/2007 to receive 50 basis	Morgan Stanley	41,580
		points and to receive the positive spread return or
		pay the negative spread return on the
		Lehman Brothers CMBS AAA 8.5+yr Index which
		are multiplied by the notional amount.
01/01/2008	8,000,000	Agreement dated 07/11/2007 to receive 27.5 basis	Lehman Brothers	54,611
		points and to receive the positive spread return or
		pay the negative spread return on the
		Lehman Brothers CMBS AAA 8.5+yr Index which
		are multiplied by the notional amount.
02/01/2008	7,000,000	Agreement dated 07/24/2007 to receive 50 basis	Morgan Stanley	48,738
		points and to receive the positive spread return or
		pay the negative spread return on the
		Lehman Brothers CMBS AAA 8.5+yr Index which
		are multiplied by the notional amount.
02/01/2008	5,000,000	Agreement dated 07/17/2007 to receive 30 basis	CitiBank	34,226
		points and to receive the positive spread return or
		pay the negative spread return on the
		Lehman Brothers CMBS AAA 8.5+yr Index which
		are multiplied by the notional amount.
02/01/2008	5,000,000	Agreement dated 08/07/2007 to receive 25 basis	Lehman Brothers	34,038
		points and to receive the positive spread return or
		pay the negative spread return on the
		Lehman Brothers CMBS AAA 8.5+yr Index which
		are multiplied by the notional amount.
03/01/2008	10,000,000	Agreement dated 08/31/2007 to receive 30 basis	Lehman Brothers	61,326
		points and to receive the positive spread return or
		pay the negative spread return on the
		Lehman Brothers CMBS AAA 8.5+yr Index
		which are multiplied by the notional amount.
03/01/2008	5,000,000	Agreement dated 08/31/2007 to receive 30 basis	Lehman Brothers	31,976
		points and to receive the positive spread return or
		pay the negative spread return on the
		Lehman Brothers CMBS AAA 8.5+yr Index
		which are multiplied by the notional amount.

8

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

Expiration	Notional Amount	Swap Description	Counterparty	Unrealized Gain

03/01/2008	8,000,000	Agreement dated 08/31/2007 to receive 32.5 basis	Lehman Brothers	51,011
		points and to receive the positive spread return or
		pay the negative spread return on the
		Lehman Brothers CMBS AAA 8.5+yr Index
		which are multiplied by the notional amount.
03/01/2008	10,000,000	Agreement dated 08/31/2007 to receive 30 basis	JPMorgan	63,951
		points and to receive the positive spread return or
		pay the negative spread return on the
		Lehman Brothers CMBS AAA 8.5+yr Index
		which are multiplied by the notional amount.
03/01/2008	6,000,000	Agreement dated 08/15/2007 to receive 0 basis	Lehman Brothers	39,721
		points and to receive the positive spread return or
		pay the negative spread return on the
		Lehman Brothers CMBS AAA 8.5+yr Index
		which are multiplied by the notional amount.

On September 30, 2007, the aggregate cost of securities for federal income tax purposes was $782,422,199. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,036,486 and $11,579,603, respectively, with a net unrealized depreciation of $7,543,117.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return.

Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. Any premiums or discounts received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized against interest income. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

9

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

Total return swaps

The Fund may enter into total return swaps. Total return swaps involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

10

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust
By:
Dennis H. Ferro, Principal Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: November 28, 2007

By:
Kasey Phillips Principal Financial Officer

Date: November 28, 2007